CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

28.                        CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiaries, VIEs and subsidiaries of VIEs are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-up capital and statutory reserves of the Company’s PRC subsidiaries and the net assets of the VIEs and subsidiaries of VIEs, as determined pursuant to PRC generally accepted accounting principles, totaling RMB670,632 (US$106,553) as of December 31, 2011. The following is the condensed financial information of the Company on a parent-company only basis:

Balance sheets

	December 31,
	2010	2011
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	220,300	8,362	1,329

Total current assets	220,300	8,362	1,329

Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	445,552	513,469	81,582
Amounts due from subsidiaries, VIEs and subsidiaries of VIEs	82,091	282,718	44,919

Total non-current assets	527,643	796,187	126,501

TOTAL ASSETS	747,943	804,549	127,830

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	11,490	179	28
Total current liabilities	11,490	179	28

Total liabilities	11,490	179	28
Shareholders’ equity:
Ordinary shares, par value US$0.00001 per share
Authorized — 500,000,000 shares as of December 31, 2010 and 2011;
Issued and outstanding —58,937,912 shares as of December 31, 2010 and 2011	4	4	1
Additional paid-in capital	469,761	469,761	74,638
Retained earnings	266,688	334,605	53,163

Total shareholders’ equity	736,453	804,370	127,802

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	747,943	804,549	127,830

Statements of income and comprehensive income

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Cost of goods sold	—	—	—	—

Gross profit	—	—	—	—

Operating expenses	—	(16)	(835)	(133)

Income from operations	—	(16)	(835)	(133)

Equity in profits of subsidiaries, VIEs and subsidiaries of VIEs	128,731	163,182	70,265	11,164
Interest income	—	—	6	1
Interest expenses	(2)	(571)	(3)	—
Exchange loss	—	(1,222)	(1,516)	(241)

Income before income tax expenses	128,729	161,373	67,917	10,791
Income tax expenses	—	—	—	—

Net income and comprehensive income	128,729	161,373	67,917	10,791

Statements of cash flows

	Years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Cash flows used in operating activities	(2)	(587)	(1,957)	(312)

Cash flows used in investing activities	—	(99,990)	(209,590)	(33,300)

Cash flows provided by financing activities	4	322,097	—	—

Effect of foreign exchange rate changes, net	—	(1,222)	(391)	(62)

Net increase (decrease) in cash and cash equivalents	2	220,298	(211,938)	(33,674)

Cash and cash equivalents, beginning of year	—	2	220,300	35,002

Cash and cash equivalents, end of year	2	220,300	8,362	1,329

(a)   Basis of presentation

In the parent-only financial statements, the Company’s investments in subsidiaries, VIEs and subsidiaries of VIEs are stated at cost plus equity in undistributed earnings of subsidiaries and VIEs since inception. The parent-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investments in its subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC topic 323-10 (“ASC 323-10”), Investment-Equity Method and Joint Ventures. Such investments are presented as “Investments in subsidiaries, VIEs and subsidiaries of VIEs” on the balance sheets and share of the subsidiaries and VIEs’ profit is presented as “Equity in profit of subsidiaries, VIEs and subsidiaries of VIEs” in the statements of income and comprehensive income.

The subsidiaries, VIEs and subsidiaries of VIEs did not pay any dividend to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted in the parent-only financial statements.

(b)  Commitments

The Company did not have any significant commitments or long-term obligations as at December 31, 2010 and 2011.